DIVIDEND NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividend Notes Payable
Dividends declared	$ 0	$ 0	$ 7,395,694
Payments to shareholders		$ 1,965,706
Interest rate dividend percentage		6.00%